Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following brief description of Ingersoll Rand Retirement Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan Document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan, which includes a qualified cash or deferred arrangement as described in Section 401(k) of the Internal Revenue Code (the “IRC”). The Plan is available to salaried, non-union hourly and union employees (if permitted by their collective bargaining agreement) of Ingersoll Rand Inc. and any affiliate adopting the Plan (collectively, the “Company”) upon the date of employment. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.
Contributions
Eligible employees in the Plan may contribute an amount up to limits prescribed by the Internal Revenue Service (the “IRS”), but not less than 1% and not more than 85%, of their eligible compensation. Participants may also elect to designate their contributions as pretax contributions, Roth contributions or a combination of pretax and Roth contributions. Additionally, participants age 50 and over may make “catch-up contributions.” Participants are also allowed to rollover amounts from certain other tax-qualified eligible retirement plans to the Plan.
The Plan provides for an automatic enrollment provision where eligible employees, upon meeting the eligibility requirements, are automatically enrolled in the Plan at a default salary contribution rate of 3%. The contribution rate shall be automatically increased as soon as administratively feasible in each subsequent year by 1% until a maximum contribution rate of 6% is reached. The employee may affirmatively elect a different percentage or elect not to make salary deferral contributions.
The Company provides a safe-harbor matching contribution equal to 100% of the first 3% of each participant’s deferral contribution and 50% of the next 3% of each participant’s deferral contribution for certain bargaining unit employees. All other participants receive a matching contribution of 100% of the first 6% of each participant’s contribution.
The Company provides for an additional year-end “true-up” matching contribution which allows an eligible participant to receive the maximum company matching contribution eligible to him/her. Beginning with the 2025 plan year, certain qualified student loan repayments were treated as plan contributions for purposes of calculating the true-up. For the year ended December 31, 2025, the Company will make a “true-up” contribution of $1,014,320, of which all will be contributed by the Company in 2026. For the year ended December 31, 2024, the Company made a “true-up” contribution of $932,501, of which all was contributed by the Company in 2025. The $1,014,320 and $932,501 are included in the Company contributions receivable line within the Plan’s statements of net assets available for benefits for the years ended December 31, 2025 and 2024.
Vesting
Participants in the Plan are immediately fully vested in their contributions, Company matching contributions and the earnings thereon. There are certain accounts in the Plan related to prior Company contributions that are subject to vesting schedules, which require 5 years of service or 3 years of service to become fully vested in such accounts, depending on the type of historic Company contribution. Notwithstanding the foregoing, participants become fully vested upon reaching retirement age, death, or permanent and total disability.
Forfeitures
Forfeitures of terminated participants’ nonvested accounts are used to reduce future Company contributions or administrative expenses. Forfeitures of $171,370 were used to pay administrative expenses and $188,726 were used to reduce Company contributions and pay administrative expenses for the years ended December 31, 2025 and 2024, respectively. At December 31, 2025 and 2024, there were $383,034 and $181,120, respectively, in forfeitures available for use.
Benefits
Upon termination of service, death, disability or retirement, a participant may elect to receive an amount equal to the value of the participant’s vested interest in their account. The form of payment is a lump-sum distribution or installments, as elected by the participant. If the benefit is $1,000 or less at the time it becomes payable, the participant does not have the option of leaving their balance in the Plan. Participants eligible for retirement may elect a lump-sum distribution or, under certain conditions, a transfer of the value of their account to the Gardner Denver, Inc. Pension Plan to receive monthly pension payments.
Active participants who reach age 59-1/2 or experience a qualifying financial hardship may withdraw all or part of their participant deferred accounts. Hardship withdrawals will be approved only if they conform to the Plan provisions and established IRS safe harbor rules.
Employer Securities
Investment in the Ingersoll Rand Stock Fund can generally be redirected to other available investment options and includes the right for participants to receive their payout of their interest in the Ingersoll Rand Stock Fund in shares of Company stock. See Note 2 for further details on the Ingersoll Rand Stock Fund.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, the Company’s contributions and an allocation of the Plan’s earnings (losses) and administrative expenses. The allocation of earnings (losses) is determined by the earnings (losses) of the participant’s investment selection, or the Plan’s default investment if no selection is made, based on each participant’s account balance or specific participant transactions, as defined in the Plan Document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Participants direct the investment of all contributions into various investment options offered by the Plan.
Notes Receivable From Participants
The Plan allows participants to borrow money from their accounts. The participant requesting a loan must have no other outstanding loans. A loan can range in value from a minimum of $1,000 to a maximum of the lesser of 50% of the participant’s total vested balance or $50,000.
Notes are secured by the participants’ account balance and the interest rate is set each month at the prime rate. The interest rate on loans outstanding as of December 31, 2025 range from 3.25% to 9.50%. Repayment terms range from one to five years. The Ingersoll Rand Industrial US, Inc. Employee Savings Plan, which merged into the Plan on December 31, 2020, allowed participant note receivables used in the purchase of a primary residence to have a term of up to fifteen years. The ILC Dover 401(k) Savings and Investment Plan, which merged into the Plan on January 1, 2025, allowed participant note receivables used in the purchase of a primary residence to have a term that is commensurate with the repayment period permitted by commercial lenders for similar loans. These notes maintained the same terms after the mergers. The loans are due on various dates through January 2058.
Administrative Expenses
Salaries and related benefits of employees who administer the Plan are provided by the Company. All other administrative expenses are paid by the Plan. These expenses include investment management and Fidelity Management Trust Company (the “Trustee”) fees.
In situations where recordkeeping revenue received in connection with plan services exceeds agreed-upon compensation, the plan administrator deposits amounts equal to such excess revenue in a suspense account in the Plan. These amounts are used to reduce future Company contributions or administrative expenses.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right to terminate the Plan subject to the provisions of ERISA. If terminated, no interest or portion of the Plan may revert to the Company and termination payments to participants would be limited to the net assets of the Plan as of the date distribution arising from the Plan termination are made. Also, the balance of any account that is unvested would become fully vested and non-forfeitable upon termination.